Segment Reporting (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,874,080	$ 418,219
Income (Loss) from operations	(659,298)	(1,479,017)
Net income (loss)	(303,201)	(1,340,761)
Tea Shop Chains [Member]
Revenues	169,656	348,816
Income (Loss) from operations	(460,535)	(884,478)
Net income (loss)	(393,649)	(836,986)
Distribution of Dark Tea Products [Member]
Revenues	3,704,424	69,403
Income (Loss) from operations	910,067	(85,628)
Net income (loss)	771,102	(10,194)
Unallocated [Member]
Revenues
Income (Loss) from operations	(1,108,830)	(508,911)
Net income (loss)	$ (680,654)	$ (493,581)